Share-Based Compensation Expense and Related Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 10,484	$ 9,315	$ 5,318
Tax benefit	(2,154)	(2,113)	(1,360)
Total	8,330	7,202	3,958
Contract drilling costs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	3,131	2,087	0
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 7,353	$ 7,228	$ 5,318